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                              MATTHEWS INTERNATIONAL FUNDS
                               Matthews Pacific Tiger Fund
                                   Matthews Korea Fund
                           Matthews Dragon Century China Fund
                                      (the "Funds")
                                     Class A Shares

                              Supplement dated May 13, 1999
                          to Prospectus dated December 31, 1998

Effective May 8, 1999, all correspondence pertaining to purchases, redemptions and related matters for the Funds should be directed to the following address:

                              Matthews International Funds
                      C/o First Data Investor Services Group, Inc.
                                     P.O. Box 61767
                                King of Prussia, PA 19406


Effective May 8, 1999, the following wire instructions replace those contained on page 27 of the Prospectus in the section entitled "Purchases by Wire":

                               Boston Safe Deposit & Trust
                                     ABA#: 011001234
                  Credit: Matthews Pacific Tiger Fund - Class A Shares
                                           Or
                          Matthews Korea Fund - Class A Shares
                                      Acct#: 000221
                    FBO: (Shareholder name and new account number as
                        shown on confirmation dated May 8, 1999)








                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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                              MATTHEWS INTERNATIONAL FUNDS
                               Matthews Pacific Tiger Fund
                          Matthews Asian Growth and Income Fund
                                   Matthews Korea Fund
                           Matthews Dragon Century China Fund
                                      (the "Funds")
                                     Class I Shares

                              Supplement dated May 13, 1999
                          to Prospectus dated December 31, 1998

Effective May 8, 1999, all correspondence pertaining to purchases, redemptions and related matters for the Funds should be directed to the following address:

                              Matthews International Funds
                      C/o First Data Investor Services Group, Inc.
                                     P.O. Box 61767
                                King of Prussia, PA 19406


Effective May 8, 1999, the following wire instructions replace those contained on page 30 of the Prospectus in the section entitled "Purchases by Wire":

                               Boston Safe Deposit & Trust
                                     ABA#: 011001234
                  Credit: Matthews Pacific Tiger Fund - Class I Shares,
                            Matthews Asian Growth and Income
                                  Fund -Class I Shares,
                          Matthews Korea Fund - Class I Shares
                                           Or
                              Matthews Dragon Century China
                                  Fund - Class I Shares
                                      Acct#: 000221
                    FBO: (Shareholder name and new account number as
                        shown on confirmation dated May 8, 1999)







                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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                              MATTHEWS INTERNATIONAL FUNDS
                                   Matthews Japan Fund
                                     Class I Shares

                              Supplement dated May 13, 1999
                         to Prospectus dated December 31, 1998,
                                As Revised April 15, 1999

Effective May 8, 1999, all correspondence pertaining to purchases, redemptions and related matters for the Matthews Japan Fund should be directed to the following address:

                              Matthews International Funds
                      C/o First Data Investor Services Group, Inc.
                                     P.O. Box 61767
                                King of Prussia, PA 19406


Effective May 8, 1999, the following wire instructions replace those contained on page 16 of the Prospectus in the section entitled "Purchases by Wire":

                               Boston Safe Deposit & Trust
                                     ABA#: 011001234
                               Credit: Matthews Japan Fund
                                      Acct#: 000221
                    FBO: (Shareholder name and new account number as
                        shown on confirmation dated May 8, 1999)










                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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